Lease liability	12 Months Ended
Dec. 31, 2025
Leases1 [Abstract]
Lease liability	Lease liability:
The Corporation leases certain assets under lease agreements. The lease liability consists primarily of leases of land and buildings, office equipment and vehicles. The leases have interest rates ranging from 4.95% to 9.42% per annum and expire between January 2026 and February 2035.

	December 31, 2025	December 31, 2024
Property	$3,316	$2,805
Equipment	18	28
Vehicle	78	66
Lease Liability, Current	$3,412	$2,899

Property	$18,572	$20,847
Equipment	69	2
Vehicle	87	146
Lease Liability, Non-current	$18,728	$20,995

Lease Liability, Total	$22,140	$23,894
During the year ended December 31, 2025, the Corporation made principal payments on its lease liabilities of $3,043,000 (2024 - $3,327,000). The Corporation is committed to future minimum lease payments (comprising principal and interest) as follows:

Maturity Analysis	December 31, 2025
Less than one year	$5,070
Between one and five years	13,449
More than five years	11,525
Total undiscounted lease liabilities	$30,044
Deferred gains were also recorded on closing of a finance lease agreement and are amortized over the lease term. At December 31, 2025, the outstanding deferred gain was $nil (2024 – $69,000).